Note 4 - Loans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(4)
Loans

The following table presents the composition of loans, segregated by class of loans, as of
December
31:

	20 16	2015

Commercial and Agricultural
Commercial	$47,024,878	$47,781,689
Agricultural	17,079,579	19,193,497

Real Estate
Commercial Construction	30,358,362	40,106,633
Residential Construction	11,830,447	9,413,263
Commercial	349,090,031	346,262,033
Residential	195,579,967	197,002,419
Farmland	66,877,197	61,779,859

Consumer and Other
Consumer	19,695,241	20,605,465
Other	16,747,861	16,490,737

Total Loans	$754,283,563	$758,635,595

Commercial and agricultural loans are extended to a diverse group of businesses within the Company’s market area. These loans are often underwritten based on the borrower’s ability to service the debt from income from the business. Real estate construction loans often require loan funds to be advanced prior to completion of the project. Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans. Consumer loans are originated at the bank level. These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit
Quality
Indicators.
As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to
(1)
the risk grade assigned to commercial and consumer loans,
(2)
the level of classified commercial loans,
(3)
net charge-offs,
(4)
nonperforming loans, and
(5)
the general economic conditions in the Company’s geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of
1
to
8.
A description of the general characteristics of the grades is as follows:

●
Grades
1
and
2
- Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk. Such loans may
be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds. Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans. Loans in this category fall into the “pass” classification.

●
Grades
3
and
4
- Loans assigned these “pass” risk grades are made to borrowers with acceptable credit quality and risk. The risk ranges from loans with no significant weaknesses in repayment capacity and collateral protection to acceptable loans with one
or more risk factors considered to be more than average.

●
Grade
5
- This grade includes “special mention” loans on management’s watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

●
Grade
6
- This grade includes “substandard” loans in accordance with regulatory guidelines. This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms. Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses. Generally, loans on which interest accrual has been stopped would be included in this grade.

●
Grades
7
and
8
- These grades correspond to regulatory classification definitions of “doubtful” and “loss,” respectively. In practice, any loan with these grades would be for a very short period of time, and generally the Company has no loans with these assigned grades. Management manages the Company’s problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of
6.

The following tables present the loan portfolio by credit quality indicator (risk grade) as of
December
31.
Those loans with a risk grade of
1,
2,
3
or
4
have been combined in the pass column for presentation purposes.

2016	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$44,249,874	$1,861,757	$913,247	$47,024,878
Agricultural	16,585,646	192,445	301,488	17,079,579

Real Estate
Commercial Construction	28,425,373	1,349,447	583,542	30,358,362
Residential Construction	11,630,165	-	200,282	11,830,447
Commercial	327,561,169	9,403,077	12,125,785	349,090,031
Residential	178,618,510	5,658,526	11,302,931	195,579,967
Farmland	65,074,715	839,362	963,120	66,877,197

Consumer and Other
Consumer	19,071,739	225,959	397,543	19,695,241
Other	16,747,861	-	-	16,747,861

Total Loans	$707,965,052	$19,530,573	$26,787,938	$754,283,563

2015

Commercial and Agricultural
Commercial	$44,273,407	$1,927,198	$1,581,084	$47,781,689
Agricultural	18,970,328	17,843	205,326	19,193,497

Real Estate
Commercial Construction	36,516,165	912,295	2,678,173	40,106,633
Residential Construction	9,413,263	-	-	9,413,263
Commercial	320,566,237	13,652,416	12,043,380	346,262,033
Residential	177,054,188	8,545,942	11,402,289	197,002,419
Farmland	56,798,365	929,814	4,051,680	61,779,859

Consumer and Other
Consumer	20,037,996	156,739	410,730	20,605,465
Other	16,465,593	636	24,508	16,490,737

Total Loans	$700,095,542	$26,142,883	$32,397,170	$758,635,595

A loan’s risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral. Loan risk grades are subject to reassessment at various times throughout the year as part of the Company’s ongoing loan review process. Loans with an assigned risk grade of
6
or below and an outstanding balance of
$250,000
or more are reassessed on a quarterly basis. During this reassessment process individual reserves may
be identified and placed against certain loans which are not considered impaired. In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas. The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Generally, loans are placed on nonaccrual status if principal or interest payments become
90
days past due or when, in management’s opinion, the borrower may
be unable to meet payment obligations as they become due, as well as when required by regulatory provision. Loans may
be placed on nonaccrual status regardless of whether such loans are considered past due.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of
December
31:

	Accruing Loans
2016	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loan s	Total Loans

Commercial and Agricultural
Commercial	$419,969	$-	$419,969	$634,955	$45,969,954	$47,024,878
Agricultural	33,046	-	33,046	208,522	16,838,011	17,079,579

Real Estate
Commercial Construction	54,001	-	54,001	190,494	30,113,867	30,358,362
Residential Construction	-	-	-	-	11,830,447	11,830,447
Commercial	491,468	-	491,468	6,360,176	342,238,387	349,090,031
Residential	3,178,833	-	3,178,833	3,944,337	188,456,797	195,579,967
Farmland	95,309	-	95,309	799,556	65,982,332	66,877,197

Consumer and Other
Consumer	196,242	122	196,364	212,026	19,286,851	19,695,241
Other	-	-	-	-	16,747,861	16,747,861

Total Loans	$4,468,868	$122	$4,468,990	$12,350,066	$737,464,507	$754,283,563

2015

Commercial and Agricultural
Commercial	$490,727	$-	$490,727	$576,940	$46,714,022	$47,781,689
Agricultural	71,416	-	71,416	178,021	18,944,060	19,193,497

Real Estate
Commercial Construction	90,163	-	90,163	1,642,666	38,373,804	40,106,633
Residential Construction	-	-	-	-	9,413,263	9,413,263
Commercial	6,031,257	-	6,031,257	7,564,691	332,666,085	346,262,033
Residential	3,682,509	-	3,682,509	3,163,571	190,156,339	197,002,419
Farmland	122,696	-	122,696	1,103,354	60,553,809	61,779,859

Consumer and Other
Consumer	469,839	7,799	477,638	178,336	19,949,491	20,605,465
Other	636	-	636	100	16,490,001	16,490,737

Total Loans	$10,959,243	$7,799	$10,967,042	$14,407,679	$733,260,874	$758,635,595

Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately
$387,300,
$418,400,
and
$591,900
for the years ended
December
31,
2016,
2015
and
2014,
respectively.

The following table details impaired loan data as of
December
31,
2016:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$634,955	$634,955	$-	$539,099	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	190,494	190,494	-	697,893	6,630	7,127
Commercial Real Estate	14,357,601	14,276,688	-	14,274,719	567,349	560,354
Residential Real Estate	4,261,558	3,952,139	-	4,553,322	73,099	190,373
Farmland	920,666	799,556	-	1,016,395	21,526	26,012
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$20,806,832	$20,274,380	$-	$21,505,109	$711,560	$835,456

With An Allowance Recorded
Commercial	-	-	-	30,270	-	-
Agricultural	-	-	-	-	-	-
Commercial Construction	72,296	72,296	21,135	74,098	1,532	1,416
Commercial Real Estate	8,557,582	8,467,135	3,021,943	8,339,666	238,684	235,749
Residential Real Estate	1,475,594	1,467,833	362,521	1,042,750	27,759	32,260
Farmland	379,851	379,851	29,173	384,056	21,098	21,310
Consumer	-	-	-	-	-	-

	$10,485,323	$10,387,115	$3,434,772	$9,870,840	$289,073	$290,735

Total
Commercial	$634,955	$634,955	$-	$569,369	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	262,790	262,790	21,135	771,991	8,162	8,543
Commercial Real Estate	22,915,183	22,743,823	3,021,943	22,614,385	806,033	796,103
Residential Real Estate	5,737,152	5,419,972	362,521	5,596,072	100,858	222,633
Farmland	1,300,517	1,179,407	29,173	1,400,451	42,624	47,322
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$31,292,155	$30,661,495	$3,434,772	$31,375,949	$1,000,633	$1,126,191

The following table details impaired loan data as of
December
31,
2015:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$454,423	$454,013	-	$534,814	$17,259	$21,253
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,887,522	1,896,938	-	2,867,061	25,788	27,007
Commercial Real Estate	15,569,340	15,122,486	-	15,430,252	529,376	530,699
Residential Real Estate	5,429,121	4,575,547	-	4,715,162	175,484	159,148
Farmland	1,104,887	1,103,353	-	1,339,863	583	2,076
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$29,820,855	$23,508,793	-	$25,289,234	$752,278	$765,424

With An Allowance Recorded
Commercial	$122,928	$122,928	$94,538	$99,749	$2,275	$2,438
Agricultural	-	-	-	-	-	-
Commercial Construction	76,644	76,644	25,344	92,200	375	375
Commercial Real Estate	8,969,329	8,955,503	1,607,962	6,673,087	213,693	208,657
Residential Real Estate	1,083,127	1,075,367	308,188	1,088,380	16,380	15,873
Farmland	387,968	387,969	37,386	391,060	20,880	20,954
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$10,639,996	$10,618,411	$2,073,418	$8,344,476	$253,603	$248,297

Total
Commercial	$577,351	$576,941	$94,538	$634,563	$19,534	$23,691
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,964,166	1,973,582	25,344	2,959,261	26,163	27,382
Commercial Real Estate	24,538,669	24,077,989	1,607,962	22,103,339	743,069	739,356
Residential Real Estate	6,512,248	5,650,914	308,188	5,803,542	191,864	175,021
Farmland	1,492,855	1,491,322	37,386	1,730,923	21,463	23,030
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$40,460,851	$34,127,204	$2,073,418	$33,633,710	$1,005,881	$1,013,721

The following table details impaired loan data as of
December
31,
2014:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$310,447	$308,817	$-	$679,267	$9,248	$17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,573,141	3,463,502	-	3,376,033	13,111	12,833
Commercial Real Estate	17,129,876	16,227,379	-	18,350,015	462,355	474,936
Residential Real Estate	9,136,987	7,600,073	-	5,690,573	312,024	306,859
Farmland	1,450,759	1,449,226	-	949,003	(8,518)	17,273
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	38,059,962	29,490,794	-	29,505,144	802,520	859,046

With An Allowance Recorded
Commercial	96,580	96,580	96,580	419,464	(299)	-
Agricultural	-	-	-	-	-	-
Commercial Construction	207,308	136,369	53,947	1,528,817	375	375
Commercial Real Estate	6,135,238	6,135,238	456,941	6,415,086	60,629	50,468
Residential Real Estate	2,072,919	2,065,158	414,684	1,829,102	84,177	86,472
Farmland	396,048	396,048	28,962	529,555	13,077	12,210
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	8,908,093	8,829,393	1,051,114	10,722,024	157,959	149,525

Total
Commercial	407,027	405,397	96,580	1,098,731	8,949	17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,780,449	3,599,871	53,947	4,904,850	13,486	13,208
Commercial Real Estate	23,265,114	22,362,617	456,941	24,765,101	522,984	525,404
Residential Real Estate	11,209,906	9,665,231	414,684	7,519,675	396,201	393,331
Farmland	1,846,807	1,845,274	28,962	1,478,558	4,559	29,483
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	$46,968,055	$38,320,187	$1,051,114	$40,227,168	$960,479	$1,008,571

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower’s financial condition. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower’s specific circumstances at a point in time. Not all loan modifications are TDRs. Loan modifications are reviewed and approved by the Company’s senior lending staff, who then determine whether the loan meets the criteria for a TDR. Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

●	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

●
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

●
Principal reductions - These are often the result of commercial real estate loan workouts where two
new notes are created. The primary note is underwritten based upon the Company’s normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note. The terms of the secondary
note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid. In situations where a portion of the note is charged off during modification, there is often no specific reserve allocated to those loans. This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no additional exposure on those loans.

As discussed in Note
1,
Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan. The Company had no
unfunded commitments to lend to a customer that has a troubled debt restructured loan as of
December
31,
2016.
The following tables present the number of loan contracts restructured during the
12
months ended
December
31,
2016,
2015
and
2014.
It shows the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous
12
months which subsequently defaulted during the period. Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes
90
days past due. A TDR
may
cease being classified as impaired if the loan is subsequently modified at market terms, has performed according to the modified terms for at least six
months, and has not had any prior principal forgiveness on a cumulative basis.

Troubled

Debt

Restructurings

201 6	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	1	$91,280	$91,097
Residential Real Estate	1	354,784	354,784

Total Loans	2	$446,064	$445,881

2015

Commercial Real Estate	1	$513,868	$505,978
Residential Real Estate	2	1,106,345	1,035,590

Total Loans	3	$1,620,213	$1,541,568

2014

Farmland	1	$400,778	$400,778
Commercial Construction	1	349,976	349,976
Commercial Real Estate	1	1,771,395	1,775,407
Residential Real Estate	1	49,194	49,194

Total Loans	4	$2,571,343	$2,575,355

Troubled debt restructurings that subsequently defaulted as of
December
31
are as follows:

	201 6		2015		2014
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Residential Real Estate	1	$89,297	-	$-	-	$-

Total Loans	1	$89,297	-	$-	-	$-

During
December
2016,
a restructured loan totaling
$89,297
failed to continue to perform as agreed and was charged off in
June
2016.
At
December
31,
2015
and
2014,
all restructured loans were performing as agreed.